Restructuring - 2020 Segment Reorganization - Rollforward of Restructuring Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring expense, net	$ 45,045	$ 24,855	$ 14,781
Severance and related employee costs | Segment Reorganization
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0
Restructuring expense, net	16,310
Cash payments	(9,132)
Other adjustments, net	544
Balance at end of period	$ 7,722	$ 0